MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement Dated May 22, 2019

to the

Prospectus dated May 1, 2018

Effective on or about May 28, 2019, based on changes to the underlying fund portfolio, the following changes apply:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD INVESTMENT ADVISOR	NEW INVESTMENT ADVISOR
Oppenheimer Capital Appreciation Fund – Class A Shares	Invesco Oppenheimer Capital Appreciation Fund – Class A Shares	Oppenheimer Funds, Inc.	Invesco Advisors, Inc.
Oppenheimer Main Street Fund® - Class A Shares	Invesco Oppenheimer Main Street Fund® - Class A Shares	Oppenheimer Funds, Inc.	Invesco Advisors, Inc.
Oppenheimer Main Street Mid Cap Fund – Class A Shares	Invesco Oppenheimer Main Street Mid Cap Fund® - Class A Shares	Oppenheimer Funds, Inc.	Invesco Advisors, Inc.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice AnnuitySM (IRA Series) dated May 1, 2018